ALPHA CORE STRATEGIES FUND

SCHEDULE OF INVESTMENTS	JUNE 30, 2026 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)

SUB-FUNDS – 93.9%

Credit/Distressed – 19.5%
(Cost $68,662,000)

Antara Capital Onshore Fund LP	$0

AriniCredit U.S.Fund LP	17,694,000

ByBrook Capital Fund Limited	13,947,000

Diameter Onshore Fund LP	17,865,000

FourSixThree Domestic Fund, LLC	17,975,000

Nut Tree Onshore Fund, LP	13,869,000

Tresidor Europe Credit Fund LP	14,643,000

95,993,000

Global Macro – 9.8%
(Cost $32,260,000)
Broad Reach (U.S.) Fund LP	23,487,000
Gemsstock Fund LP	25,015,000

48,502,000

Non-U.S. Equity Hedge – 3.6%
(Cost $7,830,000)

Anatole Partners LTD.*	845,000

TIG Zebedee Core Fund Limited	16,720,000

17,565,000

Non-U.S. Equity Long/Short – 6.8%
(Cost $30,456,000)

AKO Partners L.P.	15,762,000

Lancaster European LS Equity Limited	17,566,000

33,328,000

Opportunistic – 2.0%
(Cost $8,745,000)

FourWorld Special Opportunities Fund, LLC*	5,231,000

Helikon Long Short Equity Fund Lp	4,676,000

9,907,000

Relative Value Multi-Strategy – 16.5%
(Cost $59,592,000)

Acasta Global Fund LP	20,611,000

Arini Diversified Alpha Us Fund Lp	20,281,000

Investcorp Interlachen Multi-Strategy Fund, LLC*	0

Opti Opportunity Fund, LP	20,134,000

TPGAGMVP,L.P.	20,208,000

81,234,000

Sector Equity Long/Short – 7.3%
(Cost $27,724,000)

Coatue Qualified Partners, LP	18,771,000

Yaupon Enhanced Fund LP	16,970,000

35,741,000

VALUE (ROUNDED TO THOUSANDS)

SUB-FUNDS – 93.9% continued

Special Situations – 18.0%
(Cost $59,782,000)

140 Summer Partners Onshore LP	$21,733,000

Pentwater Merger Arbitrage Fund LLC	25,471,000

Sof Spv Onshore (Cayman), Ltd.*	623,000

Tcim Fund Lp	20,031,000

Thebes Partners, Lp	20,563,000

88,421,000

U.S. Equity Long/Short – 10.4%
(Cost $44,902,000)

Callodine Capital Fund LP	15,230,000

Eminence Alpha Extension, LP	180,000

Manchester Global Fund LP	18,462,000

Palestra Capital Partners, LP	17,192,000

51,064,000

Total Investments In Sub-Funds

(Cost $339,953,000)	$461,755,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)

CASH EQUIVALENT – 0.1%

Goldman Sachs Financial Square

Government Fund Institutional Shares 0.00%	495,651	$496,000

Total Cash Equivalent

(Cost $496,000)		$496,000

TOTAL INVESTMENTS – 94.0%

(Cost $340,449,000)		$462,251,000
Other Assets less Liabilities – 6.0%		29,348,000
NET ASSETS - 100.0%		$491,599,000

*

During the current period, a portion or all of the underlying investments’ value in these Sub-Funds were held in a side-pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side-pocket arrangement. In the aggregate, approximately 0.00% of the Fund’s net assets are in side-pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

See Notes to the Quarterly Report.

QUARTERLY REPORT 1 ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

SCHEDULE OF INVESTMENTS continued	JUNE 30, 2026 (UNAUDITED)

At June 30, 2026, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTIN GS	PERCENTAGE

Credit/Distressed	19.5%

Global Macro	9.8

Non-U.S. Equity Hedge	3.6

Non-U.S. Equity Long/Short	6.8

Opportunistic	2.0

Relative Value Multi-Strategy	16.5

Sector Equity Long/Short	7.3

Special Situations	18.0

U.S. Equity Long/Short	10.4

Cash Equivalent and Other Assets less Liabilities	6.1

Total	100.0%

At June 30, 2026, the Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE

Cayman Islands – 13.3%	$50,638,000	$65,463,000

United Kingdom – 3.8%	15,187,000	18,462,000

United States – 76.8%	274,128,000	377,830,000

Total	$339,953,000	$461,755,000

INVESTMENT VALUATION The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The Fund’s investment in the Goldman Sachs Financial Square Government Fund, an open-end investment company, is valued at its net asset value and is classified as Level 1 in the fair value hierarchy under Accounting Standard Codification 820, Fair Value Measurement.

The Sub-Funds Antara Capital Onshore Fund LP and Investcorp Interlachen Multi-Strategy Fund, LLC is being fair valued as a Level 3 investment. All other Sub-Funds were valued at fair value, considering the net asset value per share (or its equivalent) provided to the Fund by the Sub-Fund as a practical expedient for fair value, and have not been classified in the fair value hierarchy. See Notes to the Quarterly Report for further risk and liquidity information of the Fund’s underlying investments by major category.

See Notes to the Quarterly Report.

ALPHA CORE STRATEGIES FUND 2 QUARTERLY REPORT

ALPHA CORE STRATEGIES FUND

NOTES TO THE QUARTERLY REPORT	JUNE 30, 2026 (UNAUDITED)

1. RISK FACTORS

Financial Accounting Standards Board Accounting Standards Codification 820, Fair Value Measurement requires disclosure to assist in understanding the nature and risk of the investments by major category. The table below summarizes the fair value and other pertinent liquidity information of the Fund’s underlying investments by major category.

	VALUE (IN MILLIONS)	UNFUNDED COMMITMENTS	REDEMPTION FREQUENCY	REDEMPTION NOTICE PERIOD

Credit/Distressed	$ 96	$ –	Not Eligible, Quarterly	65-90 Days

Global Macro	49	–	Monthly, Quarterly	30-90 Days

Non-U.S. Equity Hedge	18	–	Not Eligible, Monthly	30 Days

Non-U.S. Equity Long/Short	33	–	Monthly, Quarterly	30-90 Days

Opportunistic	10	–	Not Eligible, Monthly	60 Days

Relative Value Multi-Strategy	81	–	Not Eligible, Monthly, Quarterly	60-90 Days

Sector Equity Long/Short	36	–	Quarterly	45-60 Days

Special Situations	88	–	Not Eligible, Monthly, Quarterly	30-92 Days

U.S. Equity Long/Short	51	–	Monthly, Quarterly	45-90 Days

	$462	$ –

2. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through August 18,2026, the date the quarterly report was issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for disclosure.

QUARTERLY REPORT  3  ALPHA CORE STRATEGIES FUND